PROVISION FOR ENVIRONMENTAL REHABILITATION - Reconciliation of Discounted Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Accretion expense	$ 2,823	$ 3,001
Less current portion	543	946
Long-term portion	70,979	70,680
Provision for environmental rehabilitation
Reconciliation of changes in other provisions [abstract]
Beginning balance	71,626	92,849
Acquisitions		1,247
Change in estimate capitalized	(2,387)	(24,849)
Accretion expense	2,823	3,001
Reclamation expenditures	(540)	(622)
Ending balance	71,522	71,626
Less current portion	543	946
Long-term portion	70,979	70,680
Provision for environmental rehabilitation | Argenta
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,170	0
Acquisitions		1,170
Change in estimate capitalized	(37)	0
Accretion expense	43	0
Reclamation expenditures	0	0
Ending balance	1,176	1,170
Less current portion	0	398
Long-term portion	1,176	772
Provision for environmental rehabilitation | McCoy-Cove
Reconciliation of changes in other provisions [abstract]
Beginning balance	6,812	6,684
Acquisitions		0
Change in estimate capitalized	(535)	(84)
Accretion expense	264	212
Reclamation expenditures	0	0
Ending balance	6,541	6,812
Less current portion	0	0
Long-term portion	6,541	6,812
Provision for environmental rehabilitation | Granite Creek
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,473	2,394
Acquisitions		0
Change in estimate capitalized	121	(995)
Accretion expense	67	74
Reclamation expenditures	0	0
Ending balance	1,661	1,473
Less current portion	0	0
Long-term portion	1,661	1,473
Provision for environmental rehabilitation | Lone Tree
Reconciliation of changes in other provisions [abstract]
Beginning balance	48,898	60,592
Acquisitions		77
Change in estimate capitalized	(1,123)	(13,066)
Accretion expense	1,923	1,917
Reclamation expenditures	(540)	(622)
Ending balance	49,158	48,898
Less current portion	543	548
Long-term portion	48,615	48,350
Provision for environmental rehabilitation | Ruby Hill
Reconciliation of changes in other provisions [abstract]
Beginning balance	13,273	23,179
Acquisitions		0
Change in estimate capitalized	(813)	(10,704)
Accretion expense	526	798
Reclamation expenditures	0	0
Ending balance	12,986	13,273
Less current portion	0	0
Long-term portion	$ 12,986	$ 13,273